CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 10,436	$ 4,255
Short-term bank deposits	9,126	38,739
Trade receivables	2,476	358
Prepaid expenses	443	1,048
Other receivables	1,478	830
Inventory	3,145	1,953
Total current assets	27,104	47,183
NON-CURRENT ASSETS
Property and equipment, net	386	473
Right-of-use assets, net	967	1,415
Intangible assets, net	10,449	14,854
Total non-current assets	11,802	16,742
Total assets	38,906	63,925
CURRENT LIABILITIES
Current maturities of long-term loan	4,479	3,145
Contract liabilities	0	12,957
Accounts payable and accruals:
Trade	5,583	10,869
Other	3,131	3,353
Current maturities of lease liabilities	522	528
Warrants	1,691	11,932
Total current liabilities	15,406	42,784
NON-CURRENT LIABILITIES
Long-term loan, net of current maturities	8,958	6,628
Lease liabilities	1,081	1,290
Total non-current liabilities	10,039	7,918
Total liabilities	25,445	50,702
EQUITY
Ordinary shares	38,097	31,355
Share premium	353,693	355,482
Warrants	5,367	1,408
Capital reserve	17,547	17,000
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(399,827)	(390,606)
Total equity	13,461	13,223
Total liabilities and equity	$ 38,906	$ 63,925